UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin New York Intermediate-Term Tax-Free Income Fund
Class A [FKNQX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$43	0.87%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$517,354,041
Total Number of Portfolio Holdings*	178
Portfolio Turnover Rate	7.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	1153-STSR-0525

Franklin New York Intermediate-Term Tax-Free Income Fund
Class A1 [FKNIX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$36	0.72%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$517,354,041
Total Number of Portfolio Holdings*	178
Portfolio Turnover Rate	7.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	153-STSR-0525

Franklin New York Intermediate-Term Tax-Free Income Fund
Class C [FKNCX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$63	1.27%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$517,354,041
Total Number of Portfolio Holdings*	178
Portfolio Turnover Rate	7.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	253-STSR-0525

Franklin New York Intermediate-Term Tax-Free Income Fund
Class R6 [FKNRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.55%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$517,354,041
Total Number of Portfolio Holdings*	178
Portfolio Turnover Rate	7.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	8153-STSR-0525

Franklin New York Intermediate-Term Tax-Free Income Fund
Advisor Class [FNYZX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$31	0.62%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$517,354,041
Total Number of Portfolio Holdings*	178
Portfolio Turnover Rate	7.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	673-STSR-0525

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
New York
Intermediate-Term
Tax-Free Income
Fund
Financial Statements and Other Important Information
Semi-Annual | March 31,  2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 13
Notes to Financial Statements 17
Changes In and Disagreements with Accountants 24
Results of Meeting(s) of Shareholders 24
Remuneration Paid to Directors, Officers and Others 24
Board Approval of Management and Subadvisory Agreements 24

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.89 $10.29 $10.25 $11.72 $11.64 $11.70
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.25 0.23 0.21 0.22 0.26
Net realized and unrealized gains (losses) (0.25) 0.60 0.03 (1.48) 0.08 (0.06)
Total from investment operations ........ (0.12) 0.85 0.26 (1.27) 0.30 0.20
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.22) (0.20) (0.22) (0.26)
Net asset value, end of period .......... $10.64 $10.89 $10.29 $10.25 $11.72 $11.64
Total return
c
....................... (1.10)% 8.32% 2.54% (10.91)% 2.58% 1.69%
Ratios to average net assets
d
Expenses ......................... 0.87% 0.86%
e
0.87%
e
0.85%
e
0.83%
e
0.84%
e
Net investment income ............... 2.44% 2.35% 2.16% 1.87% 1.86% 2.20%
Supplemental data
Net assets , end of period (000’s) ........ $85,646 $89,241 $88,969 $98,998 $119,113 $89,211
Portfolio turnover rate ................ 7.73% 11.18% 8.49% 8.56% 18.90% 13.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.89 $10.30 $10.25 $11.72 $11.65 $11.71
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.27 0.24 0.22 0.24 0.27
Net realized and unrealized gains (losses) (0.24) 0.59 0.05 (1.47) 0.07 (0.06)
Total from investment operations ........ (0.10) 0.86 0.29 (1.25) 0.31 0.21
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.24) (0.22) (0.24) (0.27)
Net asset value, end of period .......... $10.65 $10.89 $10.30 $10.25 $11.72 $11.65
Total return
c
....................... (0.94)% 8.38% 2.80% (10.77)% 2.65% 1.84%
Ratios to average net assets
d
Expenses ......................... 0.72% 0.71%
e
0.72%
e
0.70%
e
0.69%
e
0.69%
e
Net investment income ............... 2.59% 2.50% 2.31% 2.02% 2.03% 2.36%
Supplemental data
Net assets , end of period (000’s) ........ $163,865 $182,198 $201,001 $248,359 $334,315 $362,113
Portfolio turnover rate ................ 7.73% 11.18% 8.49% 8.56% 18.90% 13.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.93 $10.33 $10.28 $11.76 $11.69 $11.75
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.21 0.19 0.16 0.18 0.21
Net realized and unrealized gains (losses) (0.25) 0.60 0.04 (1.48) 0.06 (0.06)
Total from investment operations ........ (0.14) 0.81 0.23 (1.32) 0.24 0.15
Less distributions from:
Net investment income .............. (0.11) (0.21) (0.18) (0.16) (0.17) (0.21)
Net asset value, end of period .......... $10.68 $10.93 $10.33 $10.28 $11.76 $11.69
Total return
c
....................... (1.30)% 7.86% 2.12% (11.23)% 2.08% 1.29%
Ratios to average net assets
d
Expenses ......................... 1.27% 1.26%
e
1.27%
e
1.24%
e
1.24%
e
1.24%
e
Net investment income ............... 2.03% 1.94% 1.74% 1.46% 1.49% 1.81%
Supplemental data
Net assets , end of period (000’s) ........ $8,788 $10,162 $16,158 $24,087 $37,418 $61,722
Portfolio turnover rate ................ 7.73% 11.18% 8.49% 8.56% 18.90% 13.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.92 $10.33 $10.28 $11.75 $11.68 $11.74
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.29 0.26 0.24 0.26 0.29
Net realized and unrealized gains (losses) (0.24) 0.58 0.05 (1.47) 0.07 (0.06)
Total from investment operations ........ (0.09) 0.87 0.31 (1.23) 0.33 0.23
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.26) (0.24) (0.26) (0.29)
Net asset value, end of period .......... $10.68 $10.92 $10.33 $10.28 $11.75 $11.68
Total return
c
....................... (0.85)% 8.53% 2.95% (10.60)% 2.80% 2.00%
Ratios to average net assets
d
Expenses ......................... 0.55% 0.55%
e
0.56%
e
0.54%
e
0.53%
e
0.53%
e
Net investment income ............... 2.75% 2.66% 2.46% 2.18% 2.17% 2.51%
Supplemental data
Net assets , end of period (000’s) ........ $105,485 $104,726 $93,181 $85,277 $99,307 $87,638
Portfolio turnover rate ................ 7.73% 11.18% 8.49% 8.56% 18.90% 13.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.93 $10.33 $10.28 $11.76 $11.68 $11.74
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.28 0.26 0.24 0.25 0.29
Net realized and unrealized gains (losses) (0.25) 0.60 0.04 (1.49) 0.08 (0.06)
Total from investment operations ........ (0.11) 0.88 0.30 (1.25) 0.33 0.23
Less distributions from:
Net investment income .............. (0.14) (0.28) (0.25) (0.23) (0.25) (0.29)
Net asset value, end of period .......... $10.68 $10.93 $10.33 $10.28 $11.76 $11.68
Total return
c
....................... (0.98)% 8.56% 2.89% (10.73)% 2.83% 1.94%
Ratios to average net assets
d
Expenses ......................... 0.62% 0.61%
e
0.62%
e
0.60%
e
0.58%
e
0.59%
e
Net investment income ............... 2.68% 2.59% 2.40% 2.11% 2.12% 2.45%
Supplemental data
Net assets , end of period (000’s) ........ $153,571 $158,199 $173,667 $226,374 $330,045 $320,209
Portfolio turnover rate ................ 7.73% 11.18% 8.49% 8.56% 18.90% 13.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.0%
Arizona 0.6%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... $ 3,250,000 $ 3,355,544
Florida 1.9%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,968,000 4,296,955
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 850,000 733,958
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.25%, 3/01/29 ........................................... 6,000,000 4,898,165
9,929,078
Georgia 0.5%
a
Development Authority of Rockdale County ,
AHPC Terraces at Fieldstone LLC , Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 .... 1,000,000 821,215
AHPC Terraces at Fieldstone LLC , Revenue , 144A, 2021 A-2 , 4.5% , 12/01/26 .... 1,945,000 1,893,543
2,714,758
New York 91.6%
Albany Capital Resource Corp. , KIPP Capital Region Public Charter Schools , Revenue ,
2024 , 4.5% , 6/01/44 ................................................ 465,000 436,871
Allegany County Capital Resource Corp. , Alfred University , Revenue , 2024 , 5.25% ,
4/01/44 ......................................................... 1,500,000 1,525,442
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 .
3,750,000 3,985,982
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,521,188
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/35 .............................. 1,015,000 922,992
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 3,747,725
Build NYC Resource Corp. ,
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/25 ............ 110,000 109,921
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/26 ............ 110,000 109,095
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/27 ............ 100,000 100,378
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/28 ............ 225,000 225,741
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/29 ............ 100,000 100,007
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/30 ............ 100,000 99,559
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/31 ............ 100,000 98,951
Classical Charter School, Inc. , Revenue , 2023 A , 4% , 6/15/33 ................ 1,605,000 1,573,645
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/32 ...... 325,000 338,936
c
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 1,500,000 1,518,492
City of Long Beach , GO , 2020 A , 5% , 9/01/26 ..............................
1,370,000 1,410,982
City of New York ,
GO , 2018 E-1 , 5.25% , 3/01/31 ........................................ 5,000,000 5,275,490
GO , 2019 D-1 , 5% , 12/01/35 ......................................... 5,015,000 5,245,849
GO , 2020 D-1 , BAM Insured , 4% , 3/01/41 ............................... 2,500,000 2,399,782
GO , 2024 C , 5% , 3/01/42 ............................................ 1,000,000 1,064,328
GO , 2025 C-1 , 5% , 9/01/44 .......................................... 1,000,000 1,055,007
GO , 2025 E , 5.25% , 8/01/50 ......................................... 1,900,000 2,016,648
GO , 2025 E , 5% , 8/01/54 ............................................ 1,500,000 1,554,675
a
Clinton County Capital Resource Corp. , Clinton-Essex-Warren-Washington Board of
Cooperative Educational Services , Revenue , 144A, 2025 , 4.5% , 7/01/40 ........ 500,000 500,876
County of Suffolk ,
GO , 2018 B , AGMC Insured , 4% , 10/15/30 ............................... 6,310,000 6,388,018
GO , 2018 B , AGMC Insured , 3.375% , 10/15/31 ........................... 6,370,000 6,326,848

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/25 ...... $ 160,000 $ 160,382
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/29 ...... 150,000 157,482
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/30 ...... 150,000 158,363
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 200,000 211,909
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 5% , 7/01/26 ..... 1,015,000 1,030,596
Empire State Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 A , Refunding , 5% , 3/15/30 10,000,000 10,333,766
State of New York Sales Tax , Revenue , 2019 A , Refunding , 5% , 3/15/38 ......... 5,120,000 5,399,651
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/37 ................. 550,000 550,436
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/38 ................. 520,000 517,706
Long Island Power Authority ,
Revenue , 2019 A , 4% , 9/01/35 ........................................ 15,700,000 15,927,388
Revenue , 2019 A , 4% , 9/01/38 ........................................ 6,775,000 6,798,221
Revenue , 2024 A , Refunding , 5% , 9/01/44 ............................... 1,250,000 1,315,449
Metropolitan Transportation Authority ,
b
Revenue , 2017 C-2 , Refunding , 4.75%, 11/15/39 .......................... 15,000,000 7,610,081
Revenue , 2024 A , Refunding , 5% , 11/15/44 .............................. 5,000,000 5,157,336
Revenue , 2025 A , Refunding , 5.25% , 11/15/55 ............................ 750,000 780,116
b
Dedicated Tax Fund , Revenue , 2012 A , Refunding , 3.81%, 11/15/32 ............ 30,000,000 22,549,284
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/26 ...... 980,000 1,000,136
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/27 ...... 1,035,000 1,068,194
Rochester City School District , Revenue , 2013 , 5% , 5/01/29 .................. 9,645,000 9,710,953
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 1,000,000 1,053,107
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,000,000 1,046,690
a
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/40 . 630,000 635,673
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 4% , 7/01/33 ........................... 750,000 737,682
New York City Housing Development Corp. ,
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 2,750,000 2,801,011
c
East 124th Street LLC , Revenue , 2008 A , LOC FHLMC , Mandatory Put , 2.1% ,
10/01/29 ....................................................... 5,000,000 4,605,457
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 4% , 1/01/32 3,250,000 3,307,847
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/39 .. 2,500,000 2,123,554
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2018 CC-1 , 4% , 6/15/37 .................. 5,000,000 5,013,908
Water & Sewer System , Revenue , 2018 EE , Refunding , 5% , 6/15/30 ........... 5,000,000 5,067,651
Water & Sewer System , Revenue , 2018 FF , Refunding , 5% , 6/15/34 ............ 5,000,000 5,257,547
Water & Sewer System , Revenue , 2024 CC-2 , Refunding , 5% , 6/15/46 ......... 1,590,000 1,674,351
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. 5,500,000 5,864,310
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 E-1 , 5% , 2/01/39 ...................... 9,000,000 9,091,694
Future Tax Secured , Revenue , 2018 B-1 , 4% , 8/01/35 ...................... 4,000,000 4,029,030
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/41 ..................... 7,200,000 6,822,075
Future Tax Secured , Revenue , 2025 C-1 , 5% , 5/01/41 ...................... 2,000,000 2,148,439
Future Tax Secured , Revenue , 2025 D , 5% , 5/01/46 ........................ 1,800,000 1,881,444
Future Tax Secured , Revenue , 2025 E , 5% , 11/01/47 ....................... 1,000,000 1,043,326
State of New York , Revenue , 2018 S-1 , Refunding , 5% , 7/15/29 ............... 8,215,000 8,561,335
State of New York , Revenue , 2019 S-3 A , Refunding , 5% , 7/15/34 ............. 10,000,000 10,449,118

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ $ 2,250,000 $ 2,274,018
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 1.9% , 11/15/31 ............................. 2,000,000 1,693,851
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 13,305,000 14,995,354
New York State Dormitory Authority ,
Revenue , 2020 A , Pre-Refunded , AGMC Insured , 5% , 10/01/34 ............... 5,000 5,347
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/27 570,000 576,360
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/28 665,000 673,699
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,150,000 1,028,939
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 900,000 788,401
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/27 ................................................... 1,000,000 1,003,981
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/28 ................................................... 1,800,000 1,804,813
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 1,000,000 990,904
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/27 ...................... 325,000 335,737
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/28 ...................... 275,000 287,283
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/29 ...................... 275,000 289,712
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/30 ...................... 325,000 344,389
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,350,000 1,379,256
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/44 ................. 500,000 529,231
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,000,000 1,041,725
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/33 ............... 12,000,000 12,417,230
New York University , Revenue , 2019 A , 5% , 7/01/42 ........................ 6,040,000 6,297,362
Northwell Health Obligated Group , Revenue , 2015 A , Refunding , 5% , 5/01/27 .... 6,000,000 6,009,752
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 1,000,000 874,338
Northwell Health Obligated Group , Revenue , 2025 A , Refunding , 5% , 5/01/43 .... 1,500,000 1,579,603
Pace University , Revenue , 2024 A , 5.25% , 5/01/43 ......................... 400,000 426,367
Pace University , Revenue , 2024 A , 5.25% , 5/01/44 ......................... 450,000 478,594
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/39 .............. 1,000,000 1,047,679
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/31 ............... 3,550,000 3,688,031
St. Joseph's College , Revenue , 2021 , 4% , 7/01/35 ......................... 200,000 176,511
State of New York Personal Income Tax , Revenue , 2017 A , 4% , 2/15/33 ......... 9,990,000 10,084,184
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 4% ,
2/15/33 ........................................................ 10,000 10,230
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5.25% ,
3/15/37 ........................................................ 7,000,000 7,370,357
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5% , 3/15/41 1,000,000 1,071,748
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/32 ................. 2,000,000 2,046,490
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/33 ................. 5,060,000 5,170,382
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/43 ................. 10,000,000 10,203,441
State of New York Sales Tax , Revenue , 2024 B , Refunding , 5% , 3/15/49 ........ 4,000,000 4,192,414
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/33 .. 1,000,000 1,044,171
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 2,000,000 2,040,804
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 ...................... 3,000,000 3,028,727
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 5,248,342
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/37 ........................................ 7,000,000 7,033,851
Revenue , L , Refunding , 5% , 1/01/32 ................................... 1,750,000 1,832,415
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/30 .......................... 1,310,000 1,346,144
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 3,500,000 3,585,973

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... $ 4,000,000 $ 4,119,598
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 2,000,000 2,101,213
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/34 ............ 1,250,000 1,196,011
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 1,000,000 886,374
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/29 ... 500,000 524,608
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/30 ... 150,000 157,795
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/31 ... 400,000 418,375
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/29 ... 3,150,000 3,359,091
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/31 ... 3,980,000 4,266,793
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/32 ... 4,340,000 4,636,366
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,850,000 1,969,114
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/41 ............................ 935,000 987,073
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.5% , 6/30/42 ................ 1,080,000 1,144,816
JFK NTO LLC , Revenue , 2024 , 5.25% , 6/30/43 ........................... 1,880,000 1,952,129
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 5% , 7/01/29 ........................... 330,000 343,167
Le Moyne College , Revenue , 2021 , 5% , 7/01/30 ........................... 320,000 334,433
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/26 .................. 535,000 543,090
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/28 .................. 595,000 615,838
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/30 .................. 655,000 684,541
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 5,275,879
Port Authority of New York & New Jersey ,
Revenue , 209th , Refunding , 5% , 7/15/34 ................................ 15,000,000 15,631,047
Revenue , 234th , Refunding , 5.25% , 8/01/40 .............................. 2,000,000 2,106,519
Revenue , 244 , Refunding , 5% , 7/15/44 ................................. 600,000 640,683
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 1,600,000 1,670,012
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 A , Refunding , 5% , 9/01/33 ............... 270,000 280,959
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/33 ............... 455,000 473,467
State of New York , GO , 2023 A , 5% , 3/15/41 ...............................
2,000,000 2,175,852
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
5,000,000 4,313,656
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 5% , 6/01/27 ............................. 2,230,000 2,300,975
Revenue , 2021 A-2 , Refunding , 5% , 6/01/30 ............................. 1,500,000 1,592,209
Revenue , 2021 A-2 , Refunding , 5% , 6/01/31 ............................. 1,250,000 1,334,350
Revenue , 2021 A-2 , Refunding , 5% , 6/01/34 ............................. 2,250,000 2,375,611
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 5% , 7/01/29 ................................. 1,275,000 1,324,357
Revenue , 2021 , Refunding , 5% , 7/01/30 ................................. 1,415,000 1,476,777
Revenue , 2021 , Refunding , 5% , 7/01/32 ................................. 1,000,000 1,040,560
Triborough Bridge & Tunnel Authority ,
Revenue , 2008 B-3 , 5% , 11/15/34 ..................................... 3,480,000 3,515,998
b
Revenue , 2013 A , Refunding , 3.74%, 11/15/30 ............................ 14,175,000 11,526,380
Revenue , 2018 D , 5% , 11/15/33 ....................................... 1,300,000 1,417,046
Revenue , 2024 A-1 , 5% , 11/15/45 ..................................... 2,000,000 2,107,766
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5% , 5/15/45 .................................... 1,000,000 1,051,592
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 5,000,000 5,294,807
Real Estate Transfer Tax , Revenue , 2025 A , 5.25% , 12/01/54 ................. 1,500,000 1,584,363
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/33 ...... 2,000,000 2,117,485
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/35 ...... 1,000,000 1,052,364
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 2,000,000 2,097,582

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The) , Revenue , 2018 A , Refunding , 5% , 1/01/33 .............. $ 2,700,000 $ 2,875,229
Lincoln Center for the Performing Arts, Inc. , Revenue , 2016 A , Refunding , 5% ,
12/01/26 ....................................................... 2,500,000 2,585,783
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,000,000 1,086,661
Whitney Museum of American Art , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 5,000,000 5,525,134
Westchester County Local Development Corp. ,
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 750,000 805,247
Westchester County Health Care Corp. Obligated Group , Revenue , 2016 , Refunding ,
5% , 11/01/25 ................................................... 1,000,000 996,652
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5% , 11/01/47 ............................................. 2,050,000 2,123,787
473,671,480
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,700,000 1,442,479
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,700,000 1,442,479
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/25 .................................. 2,000,000 1,994,687
4,879,645
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 2,935,000 2,519,899
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,420,351
Wisconsin 0.5%
a
Public Finance Authority , Patriot Services Group Obligated Group , Revenue , 144A,
2024 A-1 , Refunding , 4.5% , 12/01/31 ................................... 2,650,000 2,619,910
U.S. Territories 0.2%
Guam 0.2%
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 ..
750,000 780,594
Total Municipal Bonds (Cost $ 518,819,896 ) .....................................
501,891,259
a a a a
Short Term Investments 2.1%
Municipal Bonds 2.1%
New York 2.1%
d
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.55% , 1/01/34 11,100,000 11,100,000
Total Municipal Bonds (Cost $ 11,100,000 ) ......................................
11,100,000
Total Short Term Investments (Cost $ 11,100,000 ) ................................
11,100,000
a
Total Investments (Cost $ 529,919,896 ) 99.1% ...................................
$512,991,259
Other Assets, less Liabilities 0.9% .............................................
4,362,782
Net Assets 100.0% ...........................................................
$517,354,041

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 23 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $27,424,399, representing 5.3% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $529,919,896
Value - Unaffiliated issuers .................................................................. $512,991,259
Cash .................................................................................... 12,263
Receivables:
Capital shares sold ........................................................................ 108,673
Interest ................................................................................. 5,380,647
Total assets .......................................................................... 518,492,842
Liabilities:
Payables:
Capital shares redeemed ................................................................... 518,522
Management fees ......................................................................... 216,443
Distribution fees .......................................................................... 36,973
Transfer agent fees ........................................................................ 93,877
Trustees' fees and expenses ................................................................. 890
Distributions to shareholders ................................................................. 183,537
Accrued expenses and other liabilities ........................................................... 88,559
Total liabilities ......................................................................... 1,138,801
Net assets, at value ................................................................. $517,354,041
Net assets consist of:
Paid-in capital ............................................................................. $554,192,923
Total distributable earnings (losses) ............................................................. (36,838,882)
Net assets, at value ................................................................. $517,354,041

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $85,645,578
Shares outstanding ........................................................................ 8,046,490
Net asset value per share
a ,b
.................................................................. $10.64
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $10.88
Class A1:
Net assets, at value ....................................................................... $163,864,569
Shares outstanding ........................................................................ 15,391,772
Net asset value per share
a ,b
.................................................................. $10.65
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $10.90
Class C:
Net assets, at value ....................................................................... $8,788,377
Shares outstanding ........................................................................ 822,593
Net asset value and maximum offering price per share
a ,b
............................................ $10.68
Class R6:
Net assets, at value ....................................................................... $105,484,598
Shares outstanding ........................................................................ 9,880,048
Net asset value and maximum offering price per share
b
............................................. $10.68
Advisor Class:
Net assets, at value ....................................................................... $153,570,919
Shares outstanding ........................................................................ 14,382,087
Net asset value and maximum offering price per share
b
............................................. $10.68
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $8,760,170
Expenses:
Management fees (Note 3 a ) ................................................................... 1,315,416
Distribution fees: (Note 3c )
Class A ................................................................................ 110,285
Class A1 ............................................................................... 86,229
Class C ................................................................................ 28,540
Transfer agent fees: (Note 3e )
Class A ................................................................................ 37,011
Class A1 ............................................................................... 72,252
Class C ................................................................................ 3,662
Class R6 ............................................................................... 7,588
Advisor Class ............................................................................ 65,514
Custodian fees (Note 4 ) ...................................................................... 1,930
Reports to shareholders fees .................................................................. 10,962
Registration and filing fees .................................................................... 18,852
Professional fees ........................................................................... 34,801
Trustees' fees and expenses .................................................................. 3,354
Other .................................................................................... 41,383
Total expenses ......................................................................... 1,837,779
Net investment income ................................................................ 6,922,391
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (601,502)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (11,547,673)
Net realized and unrealized gain (loss) ............................................................ (12,149,175)
Net increase (decrease) in net assets resulting from operations .......................................... $(5,226,784)

Franklin New York Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New York Intermediate-Term Tax-
Free Income Fund
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,922,391 $14,009,893
Net realized gain (loss) ................................................. (601,502) (5,213,723)
Net change in unrealized appreciation (depreciation) ........................... (11,547,673) 36,855,271
Net increase (decrease) in net assets resulting from operations ................ (5,226,784) 45,651,441
Distributions to shareholders:
Class A ............................................................. (1,073,223) (2,123,758)
Class A1 ............................................................ (2,225,082) (4,729,908)
Class C ............................................................. (88,624) (239,772)
Class R6 ............................................................ (1,420,728) (2,631,004)
Advisor Class ........................................................ (2,086,555) (4,191,118)
Total distributions to shareholders .......................................... (6,894,212) (13,915,560)
Capital share transactions: (Note 2 )
Class A ............................................................. (1,567,841) (4,919,809)
Class A1 ............................................................ (14,377,457) (29,743,850)
Class C ............................................................. (1,158,071) (6,744,928)
Class R6 ............................................................ 3,158,916 6,038,217
Advisor Class ........................................................ (1,105,549) (24,816,919)
Total capital share transactions ............................................ (15,050,002) (60,187,289)
Net increase (decrease) in net assets ................................... (27,170,998) (28,451,408)
Net assets:
Beginning of period ..................................................... 544,525,039 572,976,447
End of period .......................................................... $517,354,041 $544,525,039

Franklin New York Tax-Free Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin New York Intermediate-Term Tax-Free
Income Fund (Fund). The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2025, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At March 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
March 31, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 911,107 $9,805,079 1,621,579 $17,226,408
Shares issued in reinvestment of distributions .......... 84,668 909,820 165,278 1,770,126
Shares redeemed ............................... (1,143,649) (12,282,740) (2,234,891) (23,916,343)
Net increase (decrease) .......................... (147,874) $(1,567,841) (448,034) $(4,919,809)
Class A1 Shares:
Shares sold ................................... 319,827 $3,434,014 305,407 $3,238,974
Shares issued in reinvestment of distributions .......... 189,531 2,037,337 399,580 4,278,965
Shares redeemed ............................... (1,843,709) (19,848,808) (3,499,657) (37,261,789)
Net increase (decrease) .......................... (1,334,351) $(14,377,457) (2,794,670) $(29,743,850)
Class C Shares:
Shares sold ................................... 172,269 $1,853,984 92,725 $996,796
Shares issued in reinvestment of distributions .......... 7,759 83,702 20,904 224,471
Shares redeemed
a
.............................. (287,029) (3,095,757) (747,781) (7,966,195)
Net increase (decrease) .......................... (107,001) $(1,158,071) (634,152) $(6,744,928)
Class R6 Shares:
Shares sold ................................... 982,612 $10,593,948 1,976,715 $21,192,833
Shares issued in reinvestment of distributions .......... 101,319 1,092,070 189,605 2,037,002
Shares redeemed ............................... (791,123) (8,527,102) (1,603,472) (17,191,618)
Net increase (decrease) .......................... 292,808 $3,158,916 562,848 $6,038,217
Advisor Class Shares:
Shares sold ................................... 2,148,960 $23,132,875 2,951,828 $31,698,951
Shares issued in reinvestment of distributions .......... 152,220 1,641,063 308,501 3,313,409
Shares redeemed ............................... (2,398,805) (25,879,487) (5,596,459) (59,829,279)
Net increase (decrease) .......................... (97,625) $(1,105,549) (2,336,130) $(24,816,919)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended March 31, 2025, the annualized gross effective investment management fee rate was 0.497% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended March 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$44,869 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until January 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until January 31, 2026.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended March 31, 2025, these purchase and sale transactions aggregated $26,300,000 and $23,504,233, respectively, with net realized gains of $93,370.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2025, there were no credits earned.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,787
CDSC retained .............................................................................. $2,602
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2024, the capital loss carryforwards were as follows:
At March 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2025, aggregated
$40,331,145 and $65,171,319, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2025, the Fund did not use the
Global Credit Facility.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $9,381,204
Long term ................................................................................ 10,599,562
Total capital loss carryforwards ............................................................... $19,980,766
Cost of investments .......................................................................... $529,291,516
Unrealized appreciation ........................................................................ $2,073,854
Unrealized depreciation ........................................................................ (18,374,111)
Net unrealized appreciation (depreciation) .......................................................... $(16,300,257)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
10. Operating Segments
The Fund  has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the  Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
SPA
Standby Purchase Agreement

Franklin New York Tax-Free Trust

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4153-SFSOI 05/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin New York Tax-Free Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 29, 2025